SCHEDULE OF INCENTIVE PAYABLES TO MEMBERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Incentive Payables To Members
Incentive payables to members	$ 9,047	¥ 66,039	¥ 124,889